CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Redeemable Noncontrolling Interest
Beginning balance at Dec. 31, 2017	$ 4,232	$ 25	$ (10)	$ 4,412	$ 1,763	$ (1,966)	$ 8
Beginning balance at Dec. 31, 2017								$ 25
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	200				196		4
Net income (loss), redeemable non controlling interests								2
Other comprehensive income (loss), net of tax	(253)					(254)	1
Dividend paid								(1)
Acquisition of treasury stock	(90)		(90)
Common shares issued from treasury stock and capital increase for share-based compensation	2		10	(8)
Share-based compensation expense	4			4
Other changes	(1)			(1)
Ending balance at Mar. 31, 2018	4,094	25	(90)	4,407	1,959	(2,220)	13
Ending balance at Mar. 31, 2018								26
Beginning balance at Dec. 31, 2018	5,068	25	(128)	4,409	2,596	(1,859)	25
Beginning balance at Dec. 31, 2018	30							30
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	263				257		6
Net income (loss), redeemable non controlling interests								1
Other comprehensive income (loss), net of tax	49					47	2
Dividend paid								(1)
Common shares issued from treasury stock and capital increase for share-based compensation			6	(6)
Share-based compensation expense	9			9
Other changes	2			3			(1)
Ending balance at Mar. 31, 2019	5,391	$ 25	$ (122)	$ 4,415	$ 2,918	$ (1,877)	$ 32
Ending balance at Mar. 31, 2019	$ 30							$ 30